Taxes recoverable (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Taxes recoverable	R$ 2,774,024	R$ 2,680,716
P i s and c o f i n s taxes member
IfrsStatementLineItems [Line Items]
Taxes recoverable			R$ 5,093,151